Condensed Interim Consolidated Statements of Financial Position (Unaudited) - CAD ($)	Jun. 30, 2026	Dec. 31, 2025
Current assets
Cash	$ 388,724	$ 4,665,392
Trade and other receivables	4,226,093	3,798,016
Scientific research and experimental development tax credits receivable	61,181	49,200
Accrued revenues (Note 3)	2,726,983	2,724,647
Inventories (Note 4)	6,393,232	6,389,739
Prepaid expenses	75,791	59,348
Security deposits and deposits on purchase of goods	1,370,345	1,313,447
Loan receivable (Note 5)	77,347	77,347
Current assets	15,319,696	19,077,136
Non-current assets
Property, plant and equipment (Note 6)	3,694,283	3,059,201
Intangible assets (Note 7)	7,372,530	7,472,426
Right-of-use assets (Note 8)	451,704	389,407
Non-current assets	11,518,516	10,921,034
Total assets	26,838,213	29,998,169
Current liabilities
Trade and other payables	10,694,488	10,456,567
Customer advances (Note 9)	1,215,262	1,154,191
Loans payable (Note 10)	8,598,931	7,297,100
Convertible debentures (Note 12A)	2,645,502	2,645,502
Convertible debentures and derivative liability (Note 12B)	2,966,430	2,432,637
Current portion of lease liabilities (Note 11)	35,000	92,580
Current liabilities	26,155,613	24,078,577
Non-current liabilities
Lease Liabilities (Note 11)	462,869	323,206
Total liabilities	26,618,483	24,401,783
Shareholders’ equity (Deficiency)
Share capital (Note 13)	86,654,171	86,606,375
Warrants (Note 14)	6,470,740	6,465,936
Contributed surplus (Note 15)	7,559,538	7,559,538
Foreign exchange in translation of foreign operations	(1,605,120)	(801,802)
Accumulated deficit	(98,859,599)	(94,233,661)
Total shareholders’ equity (deficiency)	219,730	5,596,386
Total liabilities and shareholders’ equity (deficiency)	$ 26,838,213	$ 29,998,169